Derivative Financial Asset (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of financial Asset fair value

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognised in profit or loss
	HK$	HK$	HK$	HK$

At January 1, 2019	—	—	—	—
Initial transaction on April 1, 2019	355,294,216	(355,294,216)	—	—
Recogni s ed in profit and loss prior to contract renegotiation on July 1, 2019
- Changes in fair value	106,129,339	—	106,129,339	106,129,339
- Recognition of day 1 profit or loss	—	88,338,180	88,338,180	88,338,180

A t June 30, 2019	461,423,555	(266,956,036)	194,467,519	194,467,519
Contract renegotiation on July 1, 2019	115,758,384	(115,758,384)	—	—

A t July 1, 2019	577,181,939	(382,714,420)	194,467,519	194,467,519
Recogni s ed in profit and loss prior to contract renegotiation on September 30, 2019
- Changes in fair value	230,436,061	—	230,436,061	230,436,061
- Recognition of day 1 profit or loss	—	382,714,420	382,714,420	382,714,420

A t September 30, 2019	807,618,000	—	807,618,000	807,618,000
Contract renegotiation on September 30, 2019	1,538,635	(1,538,635)	—	—

At September 30, 2019	809,156,635	(1,538,635)	807,618,000	807,618,000
Recogni s ed in profit and loss prior to contract renegotiation on December 31, 2019
- Changes in fair value	356,063,365	—	356,063,365	356,063,365
- Recognition of day 1 profit or loss	—	1,538,635	1,538,635	1,538,635

A t December 31, 2019	1,165,220,000	—	1,165,220,000	1,165,220,000
Contract renegotiation on December 31, 2019	(17,847,221)	17,847,221	—	—

A t December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	1,165,220,000

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognised in profit or loss
	HK$	HK$	HK$	HK$

A t December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	—
Recogni s ed in profit and loss prior to contract renegotiation on March 31, 2020
- Changes in fair value	307,143,221	—	307,143,221	307,143,221
- Recognition of day 1 profit or loss	—	(17,847,221)	(17,847,221)	(17,847,221)

At March 31, 2020	1,454,516,000	—	1,454,516,000	289,296,000
Contract renegotiation on March 31, 2020	(17,215,921)	17,215,921	—	—

At March 31, 2020	1,437,300,079	17,215,921	1,454,516,000	289,296,000
Recognised in profit and loss prior to contract renegotiation on June 30, 2020
- Changes in fair value	(13,291,518)	—	(13,291,518)	(13,291,518)
- Partial settlement on June 26, 2020	(618,682,641)	—	(618,682,641)	—
- Gain related to disposed investment	106,059,881	—	106,059,881	—
- Recognition of day 1 profit or loss	—	(17,215,921)	(17,215,921)	(17,215,921)

At June 30, 2020	911,385,801	—	911,385,801	258,788,561
Contract renegotiation on June 30, 2020	(3,679,712)	3,679,712	—	—

At June 30, 2020	907,706,089	3,679,712	911,385,801	258,788,561
Recogni s ed in profit and loss prior to contract renegotiation on September 30, 2020
- Changes in fair value	93,693,124	—	93,693,124	93,693,124
- Recognition of day 1 profit or loss	—	(3,679,712)	(3,679,712)	(3,679,712)

At September 30, 2020	1,001,399,213	—	1,001,399,213	348,801,973
Contract renegotiation on Septemb er 3 0 , 2020	(3,040,097)	3,040,097	—	—

At September 30, 2020	998,359,116	3,040,097	1,001,399,213	348,801,973
Recognised in profit and loss prior to contract renegotiation on December 31, 2020
- Changes in fair value	25,543,450	—	25,543,450	25,543,450
- Recognition of day 1 profit or loss	—	(3,040,097)	(3,040,097)	(3,040,097)

A t December 31, 2020	1,023,902,566	—	1,023,902,566	371,305,326
Contract renegotiation on December 31, 2020	12,266,453	(12,266,453)	—	—

At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	371,305,326